Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount	37,520.04
Total Fee Amount	37,520.04
Total Offset Amount	0.00
Net Fee	$ 0.00